Consolidated Statements of Comprehensive Income and Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Income from sales, rentals and services	$ 8,562,955	$ 10,826,406	$ 11,181,313
Income from expenses and collective promotion fund	3,109,382	3,709,732	4,389,642
Operating costs	(4,100,522)	(4,884,942)	(5,461,030)
Gross profit	7,571,815	9,651,196	10,109,925
Net gain / (loss) from fair value adjustments of investment properties	25,126,324	(36,964,252)	13,567,839
General and administrative expenses	(1,220,935)	(1,329,059)	(1,096,705)
Selling expenses	(826,756)	(646,499)	(752,358)
Other operating results, net	27,506	(501,591)	107,401
Profit/ (loss) from operations	30,677,954	(29,790,205)	21,936,102
Share of profit of associates and joint ventures	177,910	(577,953)	887,380
Profit/ (loss) from operations before financing and taxation	30,855,864	(30,368,158)	22,823,482
Finance income	769,116	117,826	491,835
Finance cost	(3,493,247)	(3,191,921)	(2,418,220)
Other financial results	(4,629,683)	1,682,098	(6,037,814)
Inflation adjustment	25,209	(300,850)	(1,045,120)
Financial results, net	(7,328,605)	(1,692,847)	(9,009,319)
Profit/ (loss) before income tax	23,527,259	(32,061,005)	13,814,163
Income tax (expense)/ benefit	(5,373,999)	6,138,041	6,534,323
Profit/ (loss) for the year	18,153,260	(25,922,964)	20,348,486
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment in associates	(21,703)
Revaluation surplus	273,460
Other comprehensive income for the year	251,757
Total comprehensive income / (loss) for the year	18,405,017	(25,922,964)	20,348,486
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	17,089,537	(25,772,658)	19,624,143
Non-controlling interest	1,063,723	(150,306)	724,343
Attributable to:
Equity holders of the parent	$ 251,757
Profit / (loss) per share attributable to equity holders of the parent for the year:
Basic	$ 135.62	$ (204.52)	$ 155.73
Diluted	$ 135.62	$ (204.52)	$ 155.73